Employee Incentive and Retirement Plans - RSUs (Details) (10K) - Restricted Stock Units (RSUs) [Member] - LendingClub Corp [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested | shares	4,443,399
Granted | shares	36,539,761
Vested | shares	(3,891,315)
Forfeited/expired | shares	(5,678,201)
Unvested | shares	31,413,644
Expected to vest | shares	30,796,185
Unvested | $ / shares	$ 15.23
Granted | $ / shares	6.12
Vested | $ / shares	9.57
Forfeited/expired | $ / shares	8.16
Unvested | $ / shares	6.61
Expected to vest | $ / shares	$ 6.62